UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23680

SHORT-TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.

(Exact name of registrant as specified in charter)

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Address of principal executive offices)(Zip code)

Liana Loyola

Secretary

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Copy to:	Copy to:

Brian M. Kaplowitz ------------------------- Brian M. Kaplowitz Sidley Austin LLP 787 Seventh Avenue New York, NY 10019

Alexandre-Cyril Manz

------------------------------------

Alexandre-Cyril Manz

UBS Financial Services Incorporated of Puerto Rico

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

Registrant’s telephone number, including area code: (787) 250-3600

Date of fiscal year end: June 30

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

(a)        The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

Short Term Investment Fund for Puerto Rico Residents, Inc. 2021 ANNUAL REPORT

Beginning on January 1, 2022, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

LETTER TO SHAREHOLDERS

Dear Shareholders:

The Short-Term Investments Fund for Puerto Rico Residents, Inc. (formerly known as Puerto Rico Short Term Investment Fund, Inc. and hereinafter referred to as the “Fund”) is pleased to present its Letter to Shareholders for the fiscal year ended June 30, 2021.

The Fund’s fiscal year 2021 began during the early stages of the Coronavirus (otherwise known as “COVID-19”, as it has been named by the World Health Organization) pandemic. The virus originated in China in 2019 and by early March 2020 had caused major disruptions to the world economies.

As the effects of the COVID-19 pandemic spread across the world, many countries instituted sweeping policies to contain its deadly effects. Borders were closed, travel severely curtailed and mandatory quarantines declared for large segments of the population. In the United States, the Federal Reserve (“Fed”) responded by lowering interest rates and providing liquidity to financial markets.

Initially, equity markets had negative responses to the COVID-19 pandemic, with U.S. major equity indices experiencing historical drops of more than 30% in a matter of days. It was the fastest decrease ever and the largest since the Great Depression of 1929. To compound matters, decreasing global demand and a price war between Russia and Saudi Arabia sent the price of oil plunging to its lowest price in decades; oil related securities traded at their lowest prices ever.

As the economy began to recover, the stock market rebounded from the record lows of March 2020. However, performance was mixed, sectors like technology and health care rebounded well, with some companies reaching record highs, and other sectors such as retail, airlines, cruise lines, and energy, among others, remained under pressure. By the Fund’s year-end in June 2021, the major indices continued to improve and were trading at or near their all-time highs.

In November 2020, Mr. Joseph Biden was elected President of the United States and Mr. Pedro Pierluisi was elected governor of Puerto Rico, with both taking office in January 2021. Three vaccines have been approved and the Biden administration increased the resources and speed of vaccination. While the expectation is that the majority of the U.S. and P.R. population could be vaccinated by the third quarter of 2021, the pace of vaccination among states is very uneven. The new and more contagious Delta variant has also caused many countries to re-assess the pace of the re-opening of the full economy. In Puerto Rico, Governor Pierluisi lifted most restrictions on economic activity. The use of masks in closed spaces remains in effect. Executive orders requiring vaccination of public employees and selected industries, such as food and health care were also issued.

The Fed maintained interest rates at 0.00% to 0.25% at its June 16, 2021, meeting. Although, the Committee cited progress on vaccinations, significant differences in vaccination rates among states persist. The Fed expects continued progress, but risks to the economic outlook remain. The debate on the recent elevated inflation readings centers on whether they are transitory pandemic related supply disruptions or represent a permanent shift in inflation expectations. The central tendency projections of the Fed Board Members released after the meeting suggest the view that they are mostly transitory. On June 30, 2021, the yield on the ten-year U.S Treasury Notes was 1.45%.

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UBS Asset Managers of Puerto Rico remains committed to providing professional asset management services to the Fund in its selection of high-quality investment assets.

Sincerely,

Leslie Highley, Jr.

Managing Director for the

UBS Asset Managers of Puerto Rico,

a division of UBS Trust Company of

Puerto Rico, as Investment Adviser

2

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

REGISTRATION UNDER THE 1940 ACT

The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Investment Companies Act of 1940, as amended (the “1940 Act”), as of May 14, 2021.

On May 24, 2018, the Economic Growth, Regulatory Relief, and Consumer Protection Act (Pub. L. No. 115-174) was signed into law and amended the 1940 Act, to repeal the exemption from its registration of investment companies created under the laws of Puerto Rico, the U.S. Virgin Islands, or any other U.S. possession under Section 6(a)(1) thereof. The repeal of the exemption took effect on May 24, 2021. Upon the Fund’s registration under the 1940 Act, it must now register its future offerings of securities under the U.S. Securities Act of 1933, as amended, absent any available exception. In connection with the process required for registration of the Fund’s securities, it was required to change its corporate name and implement certain operational changes including, without limitation, a reduction in the types and/or amount of leverage, as well as a prohibition against engaging in principal transactions with affiliates. The Fund also suspended its current offerings of shares, pending its registration under the U.S. Securities Act of 1933, as amended, absent an applicable exception.

FUND PERFORMANCE

The Fund’s annualized total investment return was 0.02%, based on the net asset value of $1.00 per share. In this historically low interest-rate environment, the investment adviser selected assets that seek to maximize risk/return relationships, while adhering to the Fund’s strict credit quality and asset class constraints. Past performance is not predictive of future results. This compares to a return of 0.09% of the ICE BofA U.S. 3-Month Treasury Bill Index. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

The Fund’s net asset value (“NAV”) remained unchanged during the year. It was $1.00 at the beginning and end of the fiscal year. The Funds net investment income, net of $2,563,486 of waived fees and reimbursable expenses, amounted to 0.01% of net assets. The Fund distributed all this net investment income during the year. Dividends were declared daily and paid once a month. Refer to Note 2 of the financial statements for more details on reimbursable expenses.

The Fund’s investment portfolio is comprised of 100% of U.S. Government Agencies as of June 30, 2021. For details of the security categories, please refer to the enclosed Schedule of Investments.

The Fund’s portfolio consists of highly liquid short-term U.S. Agency discount notes. Since the start of the Coronavirus pandemic in 2020, the Federal Reserve (the “Fed”) has lowered and maintained the Fed Funds rate at 0.00%-0.25%. The discount notes reflect this extremely low interest rate environment. The Tax-Exempt Secured Obligations (“TSOs”) issued by certain Puerto Rico closed-end investment companies managed by the Fund’s investment adviser have been temporarily discontinued pending their registration under the Securities Act of 1933, as amended.

The Fed maintained interest rates at 0.00% to 0.25% at its June 16, 2021, meeting. Although, the Committee cited progress on vaccinations, significant differences in vaccination rates among states persist. The Fed expects continued progress, but risks to the economic outlook remain. The debate on the recent elevated inflation readings centers on whether they are transitory pandemic related supply disruptions or represent a permanent shift in inflation expectations. The central tendency

3

projections of the Fed Board Members released after the meeting suggest the view that they are mostly transitory. On June 30, 2021, the yield on the ten-year U.S Treasury Notes was 1.45%.

FUND HOLDINGS SUMMARIES

The following tables show the allocation of the portfolio using various metrics as of the end of the fiscal year. It should not be construed as a measure of performance for the Fund itself. The portfolio is actively managed, and holdings are subject to change.

Portfolio Composition	Geographic Allocation
(% of Total Portfolio)	(% of Total Portfolio)
U.S Agencies 100.00%	U.S 100.00%

The following table shows the ratings of the Fund’s security portfolio as of June 30, 2021. The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (“Fitch”), Moody’s Investors Service (“Moody’s”), and S&P Global Ratings (“S&P”). Ratings are subject to change.

(% of Total Portfolio)

Rating	Percent
AAA	100.00%

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors. The views expressed herein are those of the portfolio manager as of the date of this report. The Fund disclaims any obligations to update publicly the views expressed herein.

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Short Term Investment Fund for Puerto Rico Residents, Inc.

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the Fund’s financial statements and notes thereto.

FINANCIAL HIGHLIGHTS

			For the fiscal year
			ended
			June 30, 2021

Increase in Net Asset Value:

Per Share Operating		Net asset value, beginning of period	$1.00

Performance:		Net investment income (a)	0.00	**

		Total from investment operations	0.00
		Less: Distributions from net investment income	(0.00)	**

		Net asset value, end of period	$1.00

Total Investment

Return:	(b)	Based on net asset value per share	0.02%

Ratios:	(c) (d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	0.06%
	(c) (d)	Gross expenses to average net assets	0.81%
	(c) (d)	Gross net investment income to average net assets	(0.74)%
	(c) (d)	Net investment income to average net assets - net of waived and/or reimbursed expenses	0.01%

		Net assets, end of period (in thousands)	$304,412

**    Net investment income and distributions from net investment income for the fiscal year ended June 30, 2021 were $0.0001 per share.

(a)   Based on average outstanding common shares of 339,608,192 for the fiscal year ended June 30, 2021.

(b)   Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid.

(c)    Based on average net assets applicable to common shareholders of $339,608,192 for the fiscal year ended June 30, 2021.

(d)   The effect of the expenses waived/reimbursed for the fiscal year ended June 30, 2021 was to decrease the expense ratios, thus increasing the net investment income ratio to average net assets by 0.75%.

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

SCHEDULE OF INVESTMENTS	June 30, 2021

Face Amount	Issuer	Coupon	Yield to Maturity	Maturity Date	Value
US Government, Agency and Instrumentalities - 55.76% of net assets
$25,000,000	Federal Home Loan Bank Discount Note	0.00%	0.00%	07/01/21	$25,000,000
53,749,999	Federal Home Loan Bank Discount Note	0.00%	0.00%	07/02/21	53,749,999
4,999,991	Federal Home Loan Bank Discount Note	0.00%	0.01%	07/14/21	4,999,991
4,999,981	Federal Farm Credit Discount Note	0.00%	0.01%	07/15/21	4,999,981
14,999,708	Federal Home Loan Bank Discount Note	0.00%	0.04%	07/21/21	14,999,708
4,999,898	Federal Home Loan Bank Discount Note	0.00%	0.03%	07/22/21	4,999,898
9,999,767	Federal Farm Credit Discount Note	0.00%	0.04%	07/22/21	9,999,767
9,999,722	Federal Home Loan Bank Discount Note	0.00%	0.00%	07/26/21	9,999,722
8,899,807	Federal Home Loan Bank Discount Note	0.00%	0.03%	07/27/21	8,899,807
24,999,764	Federal Home Loan Bank Discount Note	0.00%	0.01%	08/04/21	24,999,764
7,099,550	Federal Home Loan Bank Discount Note	0.00%	0.04%	08/27/21	7,099,550

$169,748,187					$169,748,187

	Total investments (55.76% of net assets)				$169,748,187
	Other Assets and Liabilities (44.24% of net assets)				134,663,636

	Net assets - 100%				$304,411,823

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.	June 30, 2021

Statement of Assets and Liabilities

Assets:	Investment securities, at amortized cost with:
	Non-affiliates		$169,748,187
	Cash		134,057,323
	Interest receivable		5,784
	Receivable for investment advisory fee reimbursed		705,953
	Prepaid insurance		138,218

	Total assets		304,655,465

Liabilities:	Payables:
	Dividends	1,137
	Administration fees	13,131
	Distribution fees	35,988
	Transfer agent fees	15,000
	Professional fees	103,457
	Miscellaneous fees	37,470
	Printing fees	20,000
	Directors fees	9,080	235,263

	Accrued expenses and other liabilities		8,379

	Total liabilities		243,642

Net Assets:			$304,411,823

Net Assets consist of:
	Paid-in-Capital ($0.001 par value, 1,000,000,000 shares authorized, 304,411,823 issued and outstanding)		$304,411,823

	Net assets		$304,411,823

	Net asset value per share; 304,411,823 shares outstanding		$1.00

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Statement of Operations

		For the fiscal
		year ended
		June 30, 2021

Investment income:	Interest from affiliated issuers	$122,655
	Interest from unaffiliated issuers	101,471

	Total interest	224,126

Expenses:	Investment advisory fees	1,698,281
	Administration fees	169,828
	Distribution fees	424,570
	Transfer Agent fees	33,629
	Custodian fees	47,552
	Professional fees	122,593
	Directors’ fees and expenses	25,210
	Insurance expense	185,187
	Other	46,474

	Total expenses	2,753,324

	Waived fees and reimbursable expenses	(2,563,486)

	Net expenses after waived fees and reimbursable expenses	189,838

Net investment income:		34,288

Net increase in net assets resulting from operations:		$34,288

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Statement of Changes in Net Assets

		For the fiscal	For the fiscal
		year ended	year ended
		June 30, 2021	June 30, 2020
Decrease in Net Assets:

	Net investment income	$34,288	$1,541,904

	Net increase in net assets resulting from operations	34,288	1,541,904

Dividends to
Shareholders from:	Net investment income	(34,288)	(1,541,904)

Capital Shares	Increase in net assets derived from sale of shares	1,412,620,182	2,122,850,822
Transactions	Increase in net assets derived from reinvestment of dividends	32,444	1,560,889
(at $1.00 per share):	Decrease in net assets derived from the redemption of shares	(1,436,241,849)	(2,024,906,503)

		(23,589,223)	99,505,208

Net Assets:	Net (decrease) increase in net assets	(23,589,223)	99,505,208
	Balance at the beginning of the year	328,001,046	228,495,838

	Balance at the end of the year	$304,411,823	$328,001,046

The accompanying notes are an integral part of these financial statements.

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

June 30, 2021

1.	Reporting Entity and Significant Accounting Policies

Short Term Investment Fund for Puerto Rico Residents, Inc. (formerly known as Puerto Rico Short-Term Investment Fund, Inc. and hereinafter referred to as the “Fund”) is a non-diversified, open-end management investment company. The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Investment Companies Act of 1940, as amended (the “1940 Act”), as of May 14, 2021. Prior to such date and since inception, the Fund was registered and operated under the Puerto Rico Investment Companies Act of 1954, as amended (the “Puerto Rico Investment Companies Act”). The Fund was incorporated on July 26, 2002 and started operations on December 8, 2006. UBS Asset Managers of Puerto Rico, a division of UBS Trust Company of Puerto Rico (“UBSTC”), is the Fund’s Investment Adviser. UBSTC is also the Fund Administrator (“Administrator”). UBSTC has engaged State Street Bank and Trust Company to provide certain information and services including price quotations and calculations of the Fund’s net asset value per share.

The Fund’s investment objective is to provide current income, consistent with liquidity and the conservation of capital.

On May 24, 2018, the Economic Growth, Regulatory Relief, and Consumer Protection Act (Pub. L. No. 115-174) was signed into law and amended the 1940 Act, to repeal the exemption from its registration of investment companies created under the laws of Puerto Rico, the U.S. Virgin Islands, or any other U.S. possession under Section 6(a)(1) thereof. The repeal of the exemption took effect on May 24, 2021. Upon the Fund’s registration under the 1940 Act, it must now register its future offerings of securities under the U.S. Securities Act of 1933, as amended, absent any available exception. In connection with the process required for registration of the Fund’s securities, it was required to change its corporate name and implement certain operational changes including, without limitation, a prohibition against engaging in principal transactions with affiliates. The Fund also suspended the current offerings of its shares, pending the registration of the securities under the U.S. Securities Act of 1933, as amended, absent an exception.

The Fund is considered an investment company under the accounting principles generally accepted in the United States of America (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standard Board (“FASB”) Accounting Standards Codification 946 (“ASC 946”), Financial Services-Investment Companies.

The following is a summary of the Fund’s significant accounting policies:

Use of Estimates in Financial Statements Preparation

The accompanying financial statements of the Fund have been prepared on the basis of GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Net Asset Value Per Share

The net asset value per share of the Fund is determined by the Administrator daily. The Fund typically calculates net asset value per share once each business day. The net asset value per share is the total value of the Fund divided by the total number of shares outstanding.

Valuation of Investments

All securities are valued at amortized cost, which approximates fair value, due to their short term maturities, which does not take into account unrealized gains or losses. This involves valuing an

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

June 30, 2021

instrument at cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuation of interest rates on the fair value of the instrument.

GAAP provides a framework for measuring fair value and expands disclosures about fair value measurements and requires disclosure surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized in three broad levels listed below.

●

Level 1 - Quoted prices in active markets for identical assets and liabilities at the measurement date. An active market is one in which transactions for the asset occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

●

Level 2 - Are significant inputs other than quoted prices included in Level 1 that are observable (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.), either directly or indirectly.

●

Level 3 - Significant unobservable inputs, for example, inputs derived through extrapolation that cannot be corroborated by observable market data. These will be developed based on the best information available in the circumstances, which might include UBSTC’s own data. Level 3 inputs will consider the assumptions that market participants would use in pricing the asset, including assumptions about risk (e.g., credit risk, model risk, etc.).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Following is a description of the Fund’s valuation methodologies used for assets measured at amortized cost which approximates fair value:

US Government, Agency and Instrumentalities: These securities are valued at cost which approximates fair value and are classified as Level 2.

The following is a summary of the portfolio by inputs used as of June 30, 2021 in valuing the Fund’s assets carried at amortized cost which approximates fair value:

	Investments in Securities
				Balance
	Level 1	Level 2	Level 3	June 30, 2021

US Government, Agency and Instrumentalities	$-	$169,748,187	$-	$169,748,187

There were no Level 3 securities during the year ended June 30, 2021.

There were no transfers into or out of Level 3 during the year ended June 30, 2021.

Taxation

As a registered investment company under the 1940 Act, the Fund will not be subject to Puerto Rico income tax for any taxable year if it distributes at least 90% of its net income for such year, as determined for these purposes pursuant to section 1112.01(a)(2) of the Puerto Rico Internal Revenue Code of 2011, as amended. Accordingly, as the Fund met this distribution requirement for

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

June 30, 2021

the year ended June 30, 2021, the income earned by the Fund for such year is not subject to Puerto Rico income tax at the Fund level.

The Fund can invest in taxable and tax-exempt securities. In general, distributions of taxable income dividends, if any, to Puerto Rico individuals, estates, and trusts are subject to a withholding tax of 15%, if certain requirements are met. Moreover, distribution of capital gains dividends, if any, to (a) Puerto Rico individuals, estates, and trusts are subject to a tax of 15% and (b) Puerto Rico corporations are subject to a tax of 20%. Tax withholdings are effected at the time of payment of the corresponding dividend. Individual shareholders may be subject to alternate basic tax on certain fund distributions. Certain Puerto Rico entities receiving taxable income dividends are entitled to claim an 85% dividends received deduction. Fund shareholders are advised to consult their own tax advisers.

Income Taxes (“ASC 740”) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its Puerto Rico income tax returns for all open tax years (prior four (4) tax years) and has concluded that there are no uncertain tax positions. On an ongoing basis, management will monitor the Fund’s tax position to determine if adjustments to this conclusion are necessary. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expenses in the Statement of Operations. During the fiscal year ended June 30, 2021, the Fund did not incur any interest or penalties.

Statement of Cash Flows

GAAP and Statement of Cash Flows (“ASC 230”) requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the Fund’s investments were carried at fair value during the year and classified as Level l or Level 2 in the fair value hierarchy in accordance with the requirements of GAAP. Another condition is that the Fund had little or no debt, based on the average debt outstanding during the year, in relation to average total assets. An additional condition is that the Fund presents a Statement of Changes in Net Assets. For the fiscal year ended June 30, 2021, the Fund has met such conditions and is exempt from providing a Statement of Cash Flows.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Such dividends will automatically be reinvested unless the shareholder elects to receive them in cash. Dividends that are reinvested are subject to Puerto Rico income tax under the same rules that apply to cash dividends. The Fund may also distribute any net capital gains to maintain the share price at $1.00 per share. Shares earn dividends on the day they are purchased but not on the day they are sold.

Investments in Tax Secured Obligations (“TSOs”) Issued by Investment Companies

The Fund shall purchase only TSOs that are collateralized fully by a pledge of certain securities, as required by the rating agency to maintain the highest short term rating. The Fund shall purchase only TSOs in which the Fund maintains a perfected security interest. There were no TSOs outstanding as of June 30, 2021.

Securities Purchased Under Agreements to Re-Sell

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

June 30, 2021

Under these agreements, the Fund purchases securities and simultaneously commits to resell the securities to the original seller (a broker-dealer, other financial institution or affiliated Funds) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The securities purchased underlying the agreements to resell were delivered to and are held by the custodian. The counterparties to such agreements maintain ownership of such securities through the agreement that requires the resale and return of such collateral. The Fund is permitted by contract to sell or repledge the securities, and has agreed to resell to the counterparties the same or substantially similar securities at the maturity of the agreements. These transactions are treated as financings and recorded as assets. There are no securities purchased under agreements to re-sell outstanding as of June 30, 2021.

Other

Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. Premiums and discounts on securities purchased are amortized using the interest method over the life or the expected life of the respective securities. Interest income is accrued on a daily basis, except when collection is not expected. Expenses are recorded as they are incurred.

2.	Investment Advisory, Administrative, Custodian, Transfer Agency Agreements, Distribution, and Other Transactions With Affiliates

Advisory Fees:

Pursuant to an investment advisory contract (the “Advisory Agreement”) with UBS Asset Managers of Puerto Rico, the Fund receives investment advisory services in exchange for a fee. The investment advisory fees will not exceed 0.50% of the Fund’s average monthly net assets. For the fiscal year ended June 30, 2021, the investment advisory fees amounted to $1,698,281 equivalent to 0.50% of the Fund’s average monthly net assets. There were no investment advisory fees payable as of June 30, 2021.

Administration, Custodian and Transfer Agent Fees:

UBSTC also provides administrative, custody and transfer agency services pursuant to Administration, Custodian and Transfer Agency, Registrar, and Shareholder Servicing Agreements. UBSTC as transfer agent has engaged Bank of New York Mellon Investment Servicing to act as recordkeeping and shareholder servicing agent for the Fund’s shares. The compensation paid by the Fund to the Transfer Agent under the Transfer Agent Agreement is equal to the compensation that the Transfer Agent is required to pay to Bank of New York Mellon Investment Servicing, for services to the Fund. For the fiscal year ended June 30, 2021, the transfer agent fees amounted to $33,629. The transfer agent fees payable amounted to $15,000 as of June 30, 2021.

Administration fees payable to UBSTC will not exceed 0.05% of the Fund’s average monthly net assets. For the fiscal year ended June 30, 2021, the administration fees amounted to $169,828

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

June 30, 2021

equivalent to 0.05% of the Fund’s average monthly net assets. The administration fees payable amounted to $13,131 as of June 30, 2021.

UBSTC, as custodian, has engaged State Street Bank and Trust Company to maintain sub-custody of Fund’s assets, calculate the daily net asset value, and maintain the Fund’s accounting records. The total custodian fee for the year ended June 30, 2021 amounted to $47,552, which is equivalent to 0.014% of the Fund’s average monthly net assets. The custody fees payable amounted to $7,938 as of June 30, 2021.

Distribution Fees:

UBS Financial Services Incorporated of Puerto Rico (“UBS-FS”) serves as distributor (“Distributor”) of the shares of common stock of the Fund. Pursuant to a distribution plan, the Fund makes payments to the Distributor for the distribution of the Fund’s shares. The distribution fee will not exceed 0.125% of the Fund’s average monthly net assets. For the fiscal year ended June 30, 2021 the distribution fees amounted to $424,570 equivalent to 0.125% of the Fund’s average monthly net assets. The distribution fees payable amounted to $35,988 as of June 30, 2021.

Investment Adviser and Reimbursable Expenses Agreement:

The Investment Adviser entered into an agreement with the Fund effective April 19, 2010, whereby the Investment Adviser agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains the NAV at $1.00 per share. These recoupments may reduce income to the Fund and result in a lower return to investors. The Investment Adviser shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Investment Adviser may terminate the agreement upon thirty (30) days written notice to the Fund. During the year, $2,563,486 were waived in expenses by UBSTC. The fee potentially recoupable to the Investment Adviser at June 30, 2021 amounted to $3,066,178, which $502,692 expires during the fiscal year ended June 30, 2023 and $2,563,486 expires during the fiscal year ended June 30, 2024. There were no recoupments of investment advisory fees during the fiscal year ended June 30, 2021.

Expense Limitation and Reimbursement Agreement:

UBSTC and the Fund have entered into an agreement whereby UBSTC will pay certain of the Fund’s shareholder services, custodian and transfer agency fees, legal, regulatory, and accounting fees, printing costs and registration fees (“Other Expenses”), subject to future reimbursement by the Fund, in order to ensure that total annual Fund operating expenses do not exceed 1.00% of the Fund’s net assets, as set forth in the Prospectus. The Fund will reimburse UBSTC for Other Expenses paid by UBSTC when total annual operating expenses fall below 1.00%; provided that such reimbursement is made within three years after UBSTC paid the expense. The agreement is effective through June 30, 2022 and may be renewed for successive one-year periods. There were no recoupments of expenses under the expense cap agreements during the fiscal year ended June 30, 2021.

Other Transactions with Affiliates:

Prior to May 14, 2021, the Fund was not registered under the 1940 Act, and therefore, was not subject to the restrictions contained therein regarding, among other things, transactions between the Fund and UBS Financial Services Incorporated of Puerto Rico (“UBSFSPR”), or its affiliates

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

June 30, 2021

(“Affiliated Transactions”). In that regard, the Board of Directors of the Fund had adopted a set of Procedures for Affiliated Transactions (“Procedures”) in an effort to address potential conflicts of interest that could arise prior to registration under the 1940 Act. See Note 1 for further information on recent events.

Certain Fund officers and directors are also officers and directors of UBSTC. The four (4) independent directors of the Fund’s Board of Directors through April 30, 2021, and six (6) as of May 2021 are paid based upon an agreed fee of $1,000 per board meeting, plus expenses, and $500 per Audit Committee meeting, plus expenses. For the fiscal year ended June 30, 2021, the independent directors of the Fund were paid an aggregate compensation and expenses of $25,210.

Fund affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Fund invests.

The total amount (in thousands) of other affiliated and unaffiliated purchases of investment securities (including certificates of deposit, if any), originations of securities purchased under agreements to re-sell, and tax-free secured obligations, listed by broker, during the fiscal year were as follows:

	Purchases	%

Affiliates	$19,442,760	45%
Unaffiliated	23,874,832	55%

	$43,317,592	100%

These affiliated transactions were executed prior to registration under the 1940 Act.

No sales of investment securities occurred during the year.

3.	Investment Transactions

The cost of securities purchased and maturities (in thousands) for the fiscal year ended June 30, 2021 were as follows:

	Purchases	Maturities

Puerto Rico Obligations	$788,176	$845,075
US Government Agencies	42,529,416	42,630,768

	$43,317,592	$43,475,843

4.	Concentration of Credit Risk

Concentration of credit risk that arises from financial instruments exists for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.

5.	Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments and leverage. Some of these requirements and limitations are imposed by statute or by regulation while others are

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

June 30, 2021

imposed by procedures established by the Board of Directors. The most significant requirements and limitations are discussed below.

While the Fund intends to comply with the 67% investment requirement as market conditions permit, the Fund’s ability to procure sufficient Puerto Rico securities which meet the Fund’s investment criteria may, in the opinion of the Investment Adviser, be constrained, due to the volatility affecting the Puerto Rico bond market since 2013 and the fact that the Puerto Rico Government is currently in the process of restructuring its outstanding debt under Title III of the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). To the extent that the Fund is unable to procure sufficient amounts of such Puerto Rico securities, the Fund may acquire investments in securities of non-Puerto Rico issuers which satisfy the Fund’s investment criteria, provided its ability to comply with its tax-exempt policy (as further described in “Investment Restrictions in the Schedule of Additional Information”) is not affected, but the Fund will ensure that their investments in Puerto Rico securities will constitute at least 20% of their assets.

The Fund may invest up to 10% of its total assets in illiquid securities, including reverse repurchase agreements with maturities in excess of seven days. The Fund may borrow up to 5% of its total assets, and then only from banks as a temporary measure for extraordinary or emergency purposes, such as meeting redemption requests which might otherwise require untimely dispositions of portfolio securities.

6.	Risks and Uncertainties

The Fund is exposed to various types of risks, such as credit, interest rate, geographic and industry concentration, non-diversification, and illiquid securities risks, among others. This list is qualified in its entirety by reference to the more detailed information provided in the offering documentation for the securities issued by the Fund.

Puerto Rico Risk. The Fund is exposed to certain risks resulting from the reduced geographic diversification of its portfolio. The Fund’s assets are invested primarily in securities of Puerto Rico issuers. Consequently, the Fund in general is more susceptible to economic, political, regulatory or other factors adversely affecting issuers in Puerto Rico than an investment company that is not so concentrated in Puerto Rico issuers. In addition, securities issued by the Government of the Commonwealth of Puerto Rico or its instrumentalities are affected by the central government’s finances. That includes, but is not limited to, general obligations of Puerto Rico and revenue bonds, special tax bonds, or agency bonds. Over the past few years, many Puerto Rico government bonds as well as the securities issued by several Puerto Rico financial institutions have been downgraded as a result of several factors, including without limitation, the downturn experienced by the Puerto Rico economy and the strained financial condition of the Puerto Rico government. Currently, the Puerto Rico bond market is experiencing a period of volatility, with Puerto Rico bonds trading at historically lower prices and higher yields.

Non-Diversification Risk. A relatively high percentage of the Fund’s assets may be invested in obligations of a limited number of Puerto Rico or other issuers. Consequently, the Fund’s net asset value and its yield may increase or decrease more than that of a more diversified investment company as a result of changes in the market’s assessment of the financial condition and prospects of such Puerto Rico issuers. The Fund may also be more susceptible to any single economic, political, or regulatory occurrence in Puerto Rico than a more widely diversified investment company.

Interest Rate Risk. Interest rate risk is the risk that interest rates will rise, so that the value of the securities issued by the Fund or the Fund’s investments will fall. Current low long-term rates present

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

June 30, 2021

the risk that interest rates may rise and that as a result, the Fund’s investments will decline in value. Also, the Fund’s yield will tend to lag behind changes in prevailing short-term interest rates. In addition, during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk. The Fund is subject to extension risk. Conversely, during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. This is known as prepayment risk. Prepayment risk applies also to the securities issued by the Fund, to the extent they are redeemable by the Fund. The Fund is subject to prepayment risk. This tendency of issuers to refinance debt with high interest rates during periods of declining interest rates may reduce the positive effect of declining interest rates on the market value of the Fund’s securities. Finally, the Fund’s use of leverage by the issuance of preferred stock, debt securities, and other instruments may increase the risks described above.

Credit Risk. Credit risk is the risk that debt securities or preferred stock will decline in price or fail to make dividend or interest payments when due because the issuer of the security experiences a decline in its financial condition. The securities issued by the Fund and the Fund’s investments are both subject to credit risk. The risk is greater in the case of securities that are rated below investment grade or rated in the lowest investment grade category.

Risks of Repurchase and Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreements, which are transactions in which the Fund sells a security to a counterparty and agrees to buy it back at a specified time and price in a specified currency. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver the securities when the Fund seeks to repurchase them and may be unable to replace the securities or only at a higher cost. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may be severely restricted during that extension period. The Fund may also engage in repurchase agreements, which are transactions in which the Fund purchases a security from a counterparty and agrees to sell it back at a specified time and price in a specified currency. If a repurchase agreement counterparty defaults, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying the repurchase agreement. In the event of a default, instead of the contractual fixed rate of return, the rate of return to the Fund will depend on intervening fluctuations of the market values of the underlying securities and the accrued interest thereon. In such an event, the Fund would have rights against the counterparty for breach of contract with respect to any losses resulting from those market fluctuations.

Mortgage-Backed Securities Risk. Mortgage-backed securities have many of the risks of traditional debt securities but, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. As a result, the Fund may receive principal repayments on these securities earlier or later than anticipated by the Fund. In the event of prepayments that are received earlier than anticipated, the Fund may be required to reinvest such prepayments at rates that are lower than the anticipated yield of the prepaid obligation. The rate of prepayments is influenced by a variety of economic, geographic, demographic and other factors, including, among others, prevailing mortgage interest rates, local and regional economic conditions and homeowner mobility. Generally, prepayments will increase during periods of declining interest rates and decrease during periods of

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

June 30, 2021

rising interest rates. The decrease in the rate of prepayments during periods of rising interest rates results in the extension of the duration of mortgage-backed securities, which makes them more sensitive to changes in interest rates and more likely to decline in value (this is known as extension risk). Since a substantial portion of the assets of the Fund may be invested in mortgage-backed securities, the Fund may be subject to these risks and other risks related to such securities to a significant degree, which might cause the market value of the Fund’s investments to fluctuate more than otherwise would be the case. In addition, mortgage-backed or other securities issued or guaranteed by FNMA, FHLMC or a Federal Home Loan Bank are supported only by the credit of these entities and are not supported by the full faith and credit of the U.S.

Illiquid Securities. Illiquid securities are securities that cannot be sold within a reasonable period of time, not to exceed seven days, in the ordinary course of business at approximately the amount at which the Fund has valued the securities. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Fund may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities include, among other things, securities subject to legal or contractual restrictions on resale that hinder the marketability of the securities. Certain of the securities in which the Fund intends to invest, such as shares of preferred stock, may be substantially less liquid than other types of securities in which the Fund may invest. Illiquid securities may trade at a discount from comparable, more liquid investments.

There are no limitations on the Fund’s investment in illiquid securities. The Fund may also continue to hold, without limitation, securities or other assets that become illiquid after the Fund invests in them. To the extent the Fund owns illiquid securities or other illiquid assets, the Fund may not be able to sell them easily, particularly at a time when it is advisable to do so to avoid losses.

Valuation Risk. There may be few or no dealers making a market in certain securities owned by the Fund, particularly with respect to securities of Puerto Rico issuers including, but not limited to, investment companies. Dealers making a market in those securities may not be willing to provide quotations on a regular basis to the Investment Adviser. It may therefore be particularly difficult to value those securities. When market quotations for securities held by the Fund are not readily available from any such independent dealers, the Administrator is responsible for obtaining quotations for such securities from various sources, including the Dealers. As a result, the interests of the Dealers may conflict with those of the Fund as to the price and other terms of transactions among them.

Special Risks of Hedging Strategies. The Fund may use a variety of derivatives instruments including securities options, financials futures contracts, options on futures contracts and other interest rate protection transactions such as swap agreements, to attempt to hedge its portfolio of assets and enhance its return. In particular, the Fund generally uses derivative instruments to hedge against variations in the borrowing cost of the Fund’s leverage program. Successful use of most derivatives instruments depends upon the Investment Adviser’s ability to predict movements of the overall securities and interest rate markets. There is no assurance that any particular hedging strategy adopted will succeed or that the Fund will employ such strategy with respect to all or any portion of its portfolio. Some of the derivative strategies that the Fund may use to enhance its return are riskier than its hedging transactions and have speculative characteristics. Such strategies do not attempt to limit the Fund’s risk of loss.

SEC Rule 18f-4. The SEC has adopted a new rule to regulate the use of derivatives by registered investment companies. The rule limits the ability of the Fund to invest or remain invested in covered call options, to the extent that covered call options are deemed to involve derivatives. From its

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

June 30, 2021

compliance date going forward, the rule also will limit the Fund’s ability to utilize reverse repurchase agreements. The compliance period for Rule 18f-4 commences August 19, 2022.

Coronavirus and Public Health Emergencies. As of the date of this report, there is an outbreak of a novel and highly contagious form of coronavirus (or COVID-19), which the World Health Organization has declared to constitute a “Public Health Emergency of International Concern.” The outbreak of COVID-19 has resulted in and may continue to result in numerous illnesses and deaths. It has also adversely impacted global commercial activity and contributed to significant volatility in certain equity and debt markets. Adverse conditions may worsen over time. The global impact of the outbreak is rapidly evolving, and many countries, states, provinces, districts, departments and municipalities have reacted by instituting quarantines, curfews, prohibitions on travel and the closure of offices, businesses, schools, retail stores and other public venues, including certain infrastructure structures and facilities.

Businesses are also implementing similar precautionary measures. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity and are having a particularly adverse impact on transportation, hospitality, tourism and entertainment, among other industries.

As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly uncertain and difficult to assess. In addition, efforts to successfully develop and make available treatments, vaccines, or other therapeutics may be prolonged, and some or all of these efforts may never succeed.

The extent of the impact of the COVID-19 pandemic, or any public health emergency on the operational and financial performance of the Fund will depend on many factors, including the duration and scope of such public health emergency, the extent of any related travel advisories and restrictions implemented, including with respect to Puerto Rico for which the travel industry is particularly important to the local economy, the impact of such public health emergency on overall supply and demand, goods and services, investor liquidity, consumer confidence and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. The effects of such a public health emergency may materially and adversely impact the value and performance of the Fund’s investments as well as the ability of the Fund to source, manage and divest investments and achieve its investment objectives, all of which could result in significant losses to the Fund. In addition, the operations of each of the Fund, its investments and the Investment Adviser may be significantly impacted, or even halted, either temporarily or on a long-term basis, as a result of government quarantine and curfew measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of the Fund’s or the Investment Adviser’s personnel.

7.	Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses for indemnification and expects the risk of loss to be remote.

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

June 30, 2021

8.	Subsequent Events

Events and transactions from July 1, 2021 through August 30, 2021, (the date the financial statements were available to be issued) have been evaluated by management for subsequent events. Management has determined that there were no material events that would require adjustment to or disclosure in the Fund’s financial statements through this date.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of Short-Term Investment Fund for Puerto Rico Residents, Inc. (formerly known as Puerto Rico Short-Term Investment Fund, Inc.)

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Short-Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”), including the schedule of investments, as of June 30, 2021, and the related statements of operations, changes in net assets and financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at June 30, 2021, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statement of changes in net assets for the year ended June 30, 2020, was audited by another independent registered public accounting firm whose report, dated September 11, 2020, expressed an unqualified opinion on that statement of changes in net assets.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

August 30, 2021

(This Page Intentionally Left Blank)

OTHER INFORMATION (Unaudited)

Change in Independent Auditors

On February 18, 2021, PricewaterhouseCoopers LLP (“PwC”) declined to stand for re-election as the independent auditors for the Fund.

PwC’s audit reports on the Fund’s financial statements for the two years ended June 30, 2020 and June 30, 2019 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the two years ended June 30, 2020 and June 30, 2019 and the subsequent interim period through February 18, 2021 (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds’ financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

In view of PwC’s declination to stand for re-election as the independent auditors for the Fund, the Audit Committee completed a competitive process to review the appointment of the Fund’s independent registered public accounting firm for the 2021-2022 fiscal year. As a result of this process and following careful deliberation, on or about August 11, 2021, the Fund engaged Ernst & Young LLP (“E&Y”) as its independent registered public accounting firm for the Fund’s fiscal year ended June 30, 2021. The decision to select E&Y was recommended by the Funds’ Audit Committee and was approved by the Fund’s Board of Directors on May 11, 2021.

During the two years ended June 30, 2020 and June 30, 2019 and during the subsequent interim period through August 11, 2021, neither the Fund, nor any party on the Fund’s behalf, consulted with E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, and no written report or oral advice was provided to the Fund that E&Y concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing or financial reporting issue; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304). The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Fund or the Fund’s Board of Directors with the performance of the Fund’s prior independent auditors PwC for the fiscal years ended June 30, 2020 and June 30, 2019.

E&Y, with offices located at One Manhattan West, New York, NY 10001, has been selected by the Fund’s Audit Committee, which selection has been ratified by a vote of the Board of Directors, including a majority of the Independent Directors, to serve as the Fund’s independent auditors for the fiscal year ending June 30, 2021. E&Y has advised the Fund that it is independent with respect to the Fund, in accordance with the applicable requirements of the SEC.

1

Management of the Fund

Management Information. The business affairs of the Fund are overseen by its Board of Directors. Certain biographical and other information relating to the Directors and officers of the Fund are set forth below, including their ages and their principal occupations for at least five years.

The Fund’s Statement of Additional Information includes additional information about the Directors and is available upon request by calling the Fund at 787-250-3600.

Name, Address*, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Affiliated Funds Overseen***	Public Directorships

Independent Directors
Agustin Cabrer (72)	Director	Director since 2005	President of Starlight Development Group, Inc. from 1995 to 2014 (real estate development); President of Antonio Roig Sucesores since 1995 (real estate development); Partner of Desarrollos Roig since 1995, Desarrollos Agrícolas del Este S.E. since 1995, and El Ejemplo, S.E. since 1995 (real estate development); Partner, Pennock Growers, Inc. since 1998; Partner and Managing Director of RERBAC Holdings, LLP since 2004 (real estate development); Director of V. Suarez & Co. since 2002, V. Suarez Investment Corporation since 2002, V. Suarez International Banking Entity, Inc. since 2002, Villa Pedres, Inc. since 2002, and Caparra Motor Service since 1998; Director of TC Management from 2002 to 2013; Officer of Candelero Holdings & Management, Inc. from 2001 to 2013; 100% owner, President and Registered Principal (Agent) of Starlight Securities Inc. since 1995 (registered broker-dealer); former Member of the Board of Trustees of the University of Puerto Rico; Partner and Officer of Grupo Enersol, LLC since 2013 (solar photovoltaic developer); President of Libra Government Building, Inc. since 1997; Partner of Cometa 74, LLC since 1998; Vice-President of Candelario Point Partners, Inc. since 1998; Officer of Marbella Development, Corp. from 2001 to 2014.	18 funds consisting of 29 portfolios	None
Vicente J. León (82)	Director	Director since 2021	Independent business consultant since 1999; former Member of the Board of Directors of Triple S Management Corporation; served as a consultant with Falcón Sánchez and Associates, a Certified Public Accounting Firm, from 2000 to 2001; Partner at KPMGLLP from 1981 to 1998.	18 funds consisting of 29 portfolios	None
Carlos Nido (56)	Director	Director since 2007	President of Green Isle Capital LLC, a Puerto Rico Venture Capital Fund under law 185 investing primarily in feature films and	25 funds consisting of 36 portfolios	None

2

Name, Address*, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Affiliated Funds Overseen***	Public Directorships
healthcare since 2015; President and Executive Producer of Piñolywood Studios LLC; Member of the Board of Grupo Ferré Rangel, GFR Media, LLC, the UBS Puerto Rico family of Mutual Funds, B. Fernández & Hnos. Inc., Puerto Rico Ambulatory Surgery Center and the San Jorge Children’s Foundation; Member of the Advisory Board of Advent Morro Private Equity Funds. Former Senior Vice President of Sales of El Nuevo Día, President of Del Mar Events; Former President and founder of Virtual, Inc. and Zona Networks and General Manager of Editorial Primera Hora from 1997 until 1999.
Luis M. Pellot (72)	Director	Director since 2005	President of Pellot-González, Tax Attorneys & Counselors at Law, PSC, since 1989; Independent Director and member of the Audit Committee of the UBS Family of Funds since 2002; Member of PR Bar Association, PR Manufacturers Association, PR Chamber of Commerce, PR General Contractors Association, PR Hotel & Tourism Association and Hispanic National Bar Association and President of Tax Committee, Puerto Rico Chamber of Commerce from 1996 to 1997.	25 funds consisting of 36 portfolios	None
Clotilde Pérez (69)	Director	Director since 2009	Partner of Infogerencia, Inc. since 1985; Vice President Corporate Development Officer of V. Suarez & Co., Inc. since 1999; Member of the Board of Trustee of the University of the Sacred Heart since 2005; Member of the Board of Directors of Campofresco Corp. since 2012; former Member of the Board of Directors of Grupo Guayacan, Inc.; EnterPrize, Inc. and Puerto Rico Venture Forum from 1999 to 2013; General Partner of the Guayacan Fund of Funds Family.	25 funds consisting of 36 portfolios	None
José J. Villamil (81)	Director	Director since 2021	Chairman of the Board and Chief Executive Officer of Estudios Técnicos, Inc.; Member of the Board of Governors of United Way of Puerto Rico; Chairman of the Puerto Rico Manufacturer’s Association’s Committee on Competitiveness Chairman of the Board of BBVA-PR from 1998 to 2012; founding Director of the Puerto Rico Community Foundation and the Aspen Institute’s Non- Profit Sector Research Fund; former Member of the New York Federal Reserve Bank’s Community Affairs Roundtable; former President of the Puerto Rico Chamber of Commerce, as well as former Chairman of its Economic Advisory Council; former President of the Inter-American Planning Society; former President of the Puerto Rico Economics Association; former Chairman of the Puerto Rico-2025 Commission (formerly, Alianza para el Desarrollo); former Chairman of the Commission on the Economic Future	18 funds consisting of 29 portfolios	None

3

Name, Address*, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Affiliated Funds Overseen***	Public Directorships
of Puerto Rico; former professor of the Economics Department of the University of Pennsylvania’s Wharton School and Graduate School of Arts and Sciences and former Professor of Planning at the University of Puerto Rico. Mr. Villamil has served on numerous Boards such as, the Boards of the Ponce School of Medicine, St. John’s School and the Ana G. Méndez University System, the Board of the National Puerto Rican Coalition in Washington, and on the Board of Economists of Hispanic Business. In 2009, Mr. Villamil was appointed as a Member of the Economic Advisory Council as well as Chairman of the Strategic Planning Committee of the State Human Resources and Occupational Development Council.

Interested Director
Carlos V. Ubiñas (66)****	Director, Chairman of the Board of Directors, and President	Director since 2005 and President since 2015; Chairman of the Board of Directors since 2012	Chief Executive Officer since 2009, President since 2005 Managing Director, Head Asset Management and Investment Banking of UBS Financial Services Incorporated of Puerto Rico since 2014; former Chief Operating Officer and Executive Vice President of UBS Financial Services Incorporated of Puerto Rico from 1989 to 2005.	18 funds consisting of 29 portfolios	None

Officers
Leslie Highley (74)	Senior Vice President	Senior Vice President since 2005	Managing Director of UBS Trust Company of Puerto Rico; Senior Vice-President of UBS Financial Services Incorporated of Puerto Rico; Senior Vice President of the Puerto Rico Investors Tax-Free Family of Funds; President of Dean Witter Puerto Rico, Inc. since 1989 and Executive Vice President of the Government Development Bank for Puerto Rico.	Not applicable	None
William Rivera (62)	First Vice President and Treasurer	First Vice President since 2005 and Treasurer since 2015	Executive Director of UBS Asset Managers since 2011; Director of UBS Asset Managers from 2006 to 2010; Assistant Portfolio Manager for UBS Asset Managers; First Vice President of Trading of UBS Trust PR since January 2002 and of UBS Financial Services Puerto Rico since 1987.	Not applicable	None
Javier Rodríguez (47)	Assistant Vice President and Assistant Treasurer	Assistant Vice President and Assistant Treasurer since 2005	Divisional Assistant Vice President, trader, and portfolio manager of UBS Trust PR since 2003; financial analyst with UBS Trust PR from 2002 to 2003; financial analyst with Popular Asset Management from 1998 to 2002.	Not applicable	None
Liana Loyola	Secretary	Secretary	Attorney in private practice since 2009.	Not applicable	None

4

Name, Address*, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Affiliated Funds Overseen***	Public Directorships
(59)		since 2014
Cary Alsina (51)	Assistant Vice President	Assistant Vice President since 2019	Assistant Portfolio Manager and Analyst for UBS Asset Managers of Puerto Rico and Puerto Rico Investors Family of Funds since 2010; Account Vice President in UBS Financial Services of Puerto Rico from 2004 to 2010; Financial Advisor in Popular Securities from 2001 to 2004; First Vice President in Commercial Loans Division in Banco Popular de Puerto Rico from 1995 to 2001.	Not applicable	None
Heydi Cuadrado (39)	Assistant Vice President	Assistant Vice President since 2019	Director of UBS Trust Company since March 2012. Trader and Assistant Portfolio Manager for UBS Asset Managers of Puerto Rico since 2008. Joined UBS Trust Company in 2003.	Not applicable	None
Gustavo Romañach (45)	Assistant Vice President	Assistant Vice President since 2019	Director of UBS Asset Managers of Puerto Rico since 2013; Associate Director Portfolio analyst & trader of UBS Asset Managers of Puerto Rico since 2009; Assistant Vice- President of UBS Asset Managers of PR since 2003.	Not applicable	None
*	The address of each Director and officer is UBS Trust Company of Puerto Rico, American International Plaza – Tenth Floor, 250 Muñoz Rivera Avenue, San Juan, Puerto Rico 00918.
**

Each Director serves until his or her successor is elected and qualified, or until his or her death or resignation, or removal as provided in the Fund’s by-laws or charter or by statute, or until December 31 of the year in which he or she turns 85. Each officer is annually elected by and serves at the pleasure of the Board.

***

The Affiliated Funds consist of GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.; Multi-Select Securities Fund for Puerto Rico Residents; Short Term Investment Fund for Puerto Rico Residents, Inc.; Tax Free Fund for Puerto Rico Residents, Inc.; Tax Free Fund II for Puerto Rico Residents, Inc.; Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.; Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.; Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.; Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.; Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.; Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.; Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.; Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.; Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.; Tax- Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.; U.S. Monthly Income Fund for Puerto Rico Residents, Inc.; and US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc. (the “UBS Family of Funds”); and Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Tax-Free Target Maturity Fund, Inc.; Puerto Rico Tax-Free Target Maturity Fund II, Inc.; and Puerto Rico Investors Bond Fund I (the “Co-Advised Family of Funds,” and together with the UBS Family of Funds, the “Affiliated Funds”). The UBS Family of Funds is managed by UBS Asset Managers of Puerto Rico (“UBS Asset Managers”), a division of UBS Trust PR. The Co-Advised Family of Funds is co-advised by UBS Asset Managers and Popular Asset Management, a division of Banco Popular de Puerto Rico. Messrs. Ubiñas, Villamil, and León serve on the Board of Directors of each of the investment companies comprising the UBS Family of Funds.

****

Mr. Ubiñas is considered an “Interested Director” of the Fund as that term is defined in Section 2(a)(19) of the 1940 Act as a result of his employment as an officer of the Fund, the Fund’s investment adviser, or an affiliate thereof.

5

Disclosure of Fund Expenses

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund’s gross income, directly reduce the investment return of a mutual fund. A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the one half year period shown and held for the entire period (January 1, 2021 to June 30, 2021).

The table below illustrates your Fund’s costs in two ways.

●

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the year. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period.”

●

Hypothetical 5% return. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Funds’ actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value	Ending Account	Expense Ratio	Expenses Paid During the
	1/1/2021	Value 6/30/2021	Six Month	Period*
Actual Fund Return	$1,000.00	$1,000.10	0.41%	$2.06
Hypothetical 5% Return	$1,000.00	$1,023.01	0.41%	2.08

* Expenses are equal to the Fund’s six months expense ratio multipled by the average account value over the period, multiply by 183/365 (to reflect the one-half year period).

6

Shareholder Meeting

The Annual Meeting of Shareholders was held on October 28, 2020 (the “Annual Meeting”). The voting results for the proposals considered at the Annual Meeting are as follows:

1.

Election of Directors. The stockholders of the Fund elected Agustín Cabrer and Clotilde Pérez to the Board of Directors to serve for a term expiring on the date of which the annual meeting of stockholders is held in 2023 or until their successors are elected and qualified.

Name of Director	Votes cast “For”	Votes “Against/Withheld”
Agustín Cabrer	12,101,932	1,517,202
Clotilde Pérez	12,101,932	1,517,202

2.        Independent Auditors. The stockholders of the Fund ratified the selection of PricewaterhouseCoopers as the independent auditors of the Fund for the fiscal year ending 2021.

For	Against	Abstain
291,481,211	41,594,824	1,778,233

7

Privacy Notice

The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors.

If you are located in a jurisdiction where specific laws, rules or regulations require the Fund to provide you with additional or different privacy-related rights beyond what is set forth below, then the Fund will comply with those specific laws, rules or regulations.

The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. Personal information is obtained from the following sources:

●	Investor applications and other forms,

●	Written and electronic correspondence,

●	Telephone contacts,

●

Account history (including information about Fund transactions and balances in your accounts with the Distributor or our affiliates, other fund holdings in the UBS family of funds, and any affiliation with the Distributor and its affiliates),

●	Website visits,

●	Consumer reporting agencies

The Fund limits access to personal information to those employees who need to know that information in order to process transactions and service accounts. Employees are required to maintain and protect the confidentiality of personal information. The Fund maintains physical, electronic, and procedural safeguards to protect personal information.

The Fund may share personal information described above with their affiliates for business purposes, such as to facilitate the servicing of accounts. The Fund may share the personal information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund. The Fund may share personal information with its affiliates or other companies who are not affiliates of the Fund that perform marketing services on the Fund’s behalf or to other financial institutions with whom it has marketing agreements for joint products or services. These companies are not permitted to use personal information for any purposes beyond the intended use (or as permitted by law). The Fund does not sell personal information to third parties for their independent use. The Fund may also disclose personal information to regulatory authorities or otherwise as permitted by law.

8

Statement Regarding Availability of Quarterly Portfolio Schedule.

Until the registration under the Securities Act of 1933 becomes effective, the Fund is not required to submit Form NPORT. After registration becomes effective, the Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The quarterly schedule of portfolio holdings will be made available upon request by calling 787-250-3600.

9

Statement Regarding Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio securities is available upon request by calling 787-250-3600 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

10

Statement Regarding Availability of Proxy Voting Record

Information regarding how the investment adviser voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request by calling 787-250-3600 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

11

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board of Directors (the “Board”) of the Fund met on May 11, 2021 (the “Meeting”) to consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between the Fund and UBS Asset Managers of Puerto Rico, the Fund’s investment adviser (“UBS AMPR” or the “Adviser”). At such meeting, the Board participated in comparative performance reviews with the portfolio managers of UBSAMPR, in conjunction with other Fund service providers, and considered various investment and trading strategies used in pursuing the Fund’s investment objective. The Board also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the Fund and received and participated in reports and presentations provided by the Adviser with respect to such matters.

The independent members of the Board (the “Independent Directors”) were assisted throughout the contract review process by Willkie Farr & Gallagher LLP, as their independent legal counsel. The Board relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to the investment advisory was based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the investment advisory agreement. In evaluating the investment advisory agreement, including the specific fee structures, and other terms of such agreement, the Board were informed by multiple years of analysis and discussion amongst themselves and the Adviser. The Board, including a majority of Independent Directors, concluded that the terms of the Advisory Agreement for the Fund was fair and reasonable and that the Adviser’s fees were reasonable in light of the services provided to the Fund.

Nature, Extent and Quality of Services. In evaluating the Advisory Agreement, the Board considered, in relevant part, the nature, extent and quality of the Adviser’s services to the Fund.

The Board considered the vast array of management, oversight, and administrative services the Adviser provides to manage and operate the Fund, and the increases of such services over time due to new or revised market, regulatory or other developments, such as liquidity management and cybersecurity programs, and the resources and capabilities necessary to provide these services. The Independent Directors recognized that the Adviser provides portfolio management services for the Fund. In addition to portfolio management, the Board considered the wide range of administrative or non-advisory services the Adviser provides to manage and operate the Fund (in addition to those provided by other third-parties). These services include, but are not limited to, administrative services (such as providing the employees and officers necessary for the Fund’s operations); operational expertise (such as providing portfolio accounting and addressing complex pricing issues, corporate actions, foreign registrations and foreign filings, as may be necessary); oversight of third-party service providers (such as coordinating and evaluating the services of the Fund’s custodian, transfer agent and other intermediaries); board support and administration (such as overseeing the organization of the Board and committee meetings and preparing or overseeing the timely preparation of various materials and/or presentations for such meetings); fund share transactions (monitoring daily purchases and redemptions), shareholder communications (such as overseeing the preparation of annual and semi-annual and other periodic shareholder reports); tax administration; and compliance services (such as helping to maintain and update the Fund’s compliance program and related policies and procedures as necessary or appropriate to meet new or revised regulatory requirements and reviewing such program annually; overseeing the preparation of the Fund’s registration statements and regulatory filings; overseeing the valuation of portfolio securities and daily pricing; helping to ensure the Fund complies with its portfolio limitations and restrictions; voting proxies on

12

behalf of the Fund; monitoring the liquidity of the portfolios; providing compliance training for personnel; and evaluating the compliance programs of the Fund’s service providers). In evaluating such services, the Board considered, among other things, whether the Fund has operated in accordance with its investment objective(s) and the Fund’s record of compliance with its investment restrictions and regulatory requirements.

In addition to the services provided by the Adviser, the Independent Directors also considered the risks borne by the Adviser in managing the Fund in a highly regulated industry, including various material entrepreneurial, reputational and regulatory risks. Based on their review, the Independent Directors found that, overall, the nature, extent and quality of services provided under the Advisory Agreement was satisfactory on behalf of the Fund.

Investment Peformance of the Fund. In evaluating the quality of the services provided by the Adviser, the Board also received and considered the investment performance of the Fund. In this regard, the Board received and reviewed a report (the “Broadridge Report”) prepared by Broadridge which generally provided the Fund’s performance data for the one-, three-, five-, and ten-year periods ended December 31, 2020 (or for the periods available for the Fund that did not exist for part of the foregoing timeframe) on an absolute basis and as compared to the performance of unaffiliated comparable funds (a “Broadridge Peer Group”). The Board was provided with information describing the methodology Broadridge used to create the Broadridge Peer Group. The performance data prepared for the review of the Advisory Agreement supplements the performance data the Board received throughout the year as the Board regularly reviews and meets with portfolio manager(s) during the year to discuss, in relevant part, the performance of the Fund.

Fees and Expenses. As part of its review, the Board also considered, among other things, the contractual management fee rate and the net management fee rate (i.e., the management fee after taking into account expense reimbursements and/or fee waivers, if any) paid by the Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the net total expense ratio of the Fund in relation to those of a comparable group of funds (the “Broadridge Expense Group”). The Board considered the net total expense ratio of the Fund (expressed as a percentage of average net assets) as the expense ratio is more reflective of the shareholder’s costs in investing in the Fund.

In evaluating the management fee rate, the Board considered the Adviser’s rationale for proposing the management fee rate of the Fund which included its evaluation of, among other things, the value of the potential service being provided (e.g., the expertise of the Adviser with the proposed strategy), the competitive marketplace (i.e., the uniqueness of the Fund and the fees of competitor funds) and the economics to the Adviser (e.g., the costs of operating the Fund). The Board considered, among other things, the expense limitations and/or fee waivers proposed by the Adviser to keep expenses to certain levels and reviewed the amounts the Adviser had waived or reimbursed over the last fiscal years; and the costs incurred and resources necessary in effectively managing mutual funds, particularly given the costs in attracting and maintaining quality and experienced portfolio managers and research staff. The Board further considered a Fund’s net management fee and net total expense ratio in light of its performance history.

Profitability. In conjunction with their review of fees, the Independent Directors reviewed information reflecting the Adviser’s financial condition. The Independent Directors reviewed the consolidated financial statements of the Adviser for the year ended December 31, 2020. The Independent Directors also considered the overall financial condition of the Adviser and the Adviser’s representations regarding the stability of the firm, its operating margins, and the manner in which it funds its future financial commitments, such as employee deferred compensation programs. The Independent Directors also reviewed the profitability

13

information for the Adviser derived from its relationship with the Fund for the fiscal year ended June 30, 2020 on an actual and adjusted basis, as described below. The Independent Directors evaluated, among other things, the Adviser’s revenues, expenses and net income (pre-tax and after-tax) and the net profit margins (pre-tax and after-tax). The Independent Directors also reviewed the level of profitability realized by the Adviser including and excluding distribution expenses incurred by the Adviser from its own resources.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. In evaluating the reasonableness of the investment advisory fees, the Board considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are appropriately shared with the Fund. In its review, the Independent Directors recognized that economies of scale are difficult to assess or quantify, particularly on a Fund-by-Fund basis, and certain expenses may not decline with a rise in assets. The Independent Directors further considered that economies of scale may be shared in various ways including breakpoints in the management fee schedule, fee waivers and/or expense limitations, pricing of Fund at scale at inception or other means.

The Board considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Board and the Independent Directors considered the Adviser’s statement that it believes that breakpoints would not be appropriate for the Fund at this time given uncertainties regarding the direction of the economy, rising inflation, increasing costs for personnel and systems, and growth or contraction in the Fund’s assets, all of which could negatively impact the profitability of the Adviser. In addition, the Adviser noted that since the Fund is a closed-end fund, and based upon the Fund’s current operating policies, the ability to raise additional assets is limited, and that the Fund’s asset level had decreased from distributions resulting from the transition to the Fund’s new investment program and from share repurchases. Considering the factors above, the Independent Directors concluded the absence of breakpoints in the management fee was acceptable and that any economies of scale that exist are adequately reflected in the Adviser’s fee structure.

Indirect Benefits. The Independent Directors received and considered information regarding indirect benefits the Adviser may receive as a result of its relationship with the Fund. The Independent Directors further considered the reputational and/or marketing benefits the Adviser may receive as a result of its association with the Fund. The Independent Directors took these indirect benefits into account when accessing the level of advisory fees paid to the Adviser and concluded that the indirect benefits received were reasonable.

14

Statement Regarding Liquidity Risk Management Program

The SEC has adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of Fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interest in the Fund.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account as relevant to the Fund’s liquidity risk: 1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; and 2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid”, “Moderately Liquid”, “Less Liquid”, and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board of Directors (“BOD”) and the SEC (on a non-public basis) as required by the Program and Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and consequently the Program, also require reporting to the BOD and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on August 19, 2021, the Committee presented a report to the BOD that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from May 28, 2021, through June 30, 2021, and stated the following:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
●	The Fund’s investment strategy remained appropriate for an open-end Fund;
●	The Fund was able to meet requests for redemption without significant dilution of remaining investor’s interests in the Fund;
●	The Fund did not breach the 15% limit on Illiquid Investments; and
●	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

15

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INVESTMENT ADVISER

UBS Asset Managers of Puerto Rico,

a division of UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR, TRANSFER AGENT, AND CUSTODIAN

UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

U.S. LEGAL COUNSEL

Sidley, Austin, Brown & Wood, LLP

787 Seventh Avenue

New York, New York 10019

PUERTO RICO LEGAL COUNSEL

DLA Piper, LLC

500 Calle de la Tanca, Ochoa Building Suite 401

San Juan, Puerto Rico 00901-1969

INDEPENDENT AUDITORS

Ernst & Young LLP

One Manhattan West,

New York, NY 10001

DIRECTORS AND OFFICERS

Carlos V. Ubiñas

Director, Chairman of the Board and President

Agustín Cabrer-Roig

Director

Carlos Nido

Director

Vicente J. León

Director

Luis M.Pellot-González

Director

Clotilde Pérez

Director

José J. Villamil

Director

Leslie Highley, Jr.

Senior Vice President and Treasurer

Javier Rodríguez

Assistant Vice President, Assistant Treasurer and Assistant Secretary

Heydi Cuadrado

Assistant Vice President

Cary Alsina

Assistant Vice President

Gustavo Romanach

Assistant Vice President

Liana Loyola, Esq.

Secretary

Remember that:

●	Mutual Fund’s units are not bank deposits or FDIC insured.
●	Mutual Fund’s units are not obligations of or guaranteed by UBS Financial Services Incorporated of Puerto Rico or any of its affiliates.
●	Mutual Fund’s units are subject to investment risks, including possible loss of the principal amount invested.

Short Term Investment Fund for Puerto Rico Residents, Inc.

(b)     Not applicable.

Item 2. Code of Ethics.

(a)     Short-Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund” or the “registrant”) has adopted a Code of Ethics that applies to the Fund’s principal executive officer and principal financial officer (the “Code”).

(b)     No disclosures are required by this Item 2(b).

(c)     The Fund has not made any amendment to the Code during the period covered by this Form N-CSR.

(d)     There have been no waivers granted by the Fund to individuals covered by the Code during the reporting period for Form N-CSR.

(e)     Not applicable.

(f)     A copy of the Code is incorporated herein by reference as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)

(1)    The Board of Directors of the Fund has determined that it has an audit committee financial expert serving on the Fund’s Audit Committee that possesses the attributes identified in Item 3(b) to Form N-CSR.

(2) The name of the audit committee financial expert is Vicente León. Mr. León has been deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

On February 18, 2021, PricewaterhouseCoopers LLP (“PwC”) declined to stand for re-election as the independent auditors for the Fund.

In view of PwC’s declination to stand for re-election as the independent auditors for the Fund, the Audit Committee completed a competitive process to review the appointment of the Fund’s independent registered public accounting firm for the 2021-2022 fiscal year. As a result of this process and following careful deliberation, on or about August 11, 2021, the Fund engaged Ernst & Young LLP (“E&Y”) as its independent registered public accounting firm for the Fund’s fiscal year ended June 30, 2021. The decision to select E&Y was recommended by the Funds’ Audit Committee and was approved by the Fund’s Board of Directors on May 11, 2021.

As a result, for the fiscal year ended June 30, 2020, PwC was the independent registered public accounting firm for the Fund and E&Y is the independent registered public accounting firm for the Fund for the fiscal year ended June 30, 2021.

(a)     Audit Fees – The aggregate fees billed for professional services rendered by PwC and E&Y for the audit of the registrant’s annual financial statements and for services that are normally provided by PwC and E&Y in connection with statutory and regulatory filings for the fiscal years ended June 30, 2020 and June 30, 2021 were $39,158 and $43,287, respectively.

(b)     Audit Related Fees – During the fiscal year ended June 30, 2020 and the period July 1, 2020 through May 10, 2021, the registrant was not billed by PwC for assurance and related services that relate directly to the operations and financial reporting of the registrant, the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant.

During the fiscal year ended June 30, 2021, the registrant has not received any fees billed from E&Y for assurance and related services that relate directly to the operations and financial reporting of the registrant, the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant.

(c)     Tax Fees – The aggregate fees billed for professional services rendered by PwC for tax compliance, tax advice and tax planning in the form of preparation of excise filings and income tax returns for the fiscal year ended June 30, 2020 and the period July 1, 2020 through May 10, 2021 were $3,478 and $1,040, respectively. These represent fees for services rendered to the registrant for review of tax returns for the fiscal year ended June 30, 2020 and the period July 1, 2020 through May 10, 2021.

During the fiscal year ended June 30, 2020 and the period July 1, 2020 through May 10, 2021, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the registrant were billed by PwC to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant.

The registrant has not received any fees billed for professional services rendered by E&Y for tax compliance, tax advice and tax planning in the form of preparation of excise filings and income tax returns for the fiscal year ended June 30, 2021.

During the fiscal year ended June 30, 2021, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant.

(d)     All Other Fees - Prior to May 2021, the Fund was not registered under the 1940 Act, and therefore, was not subject to the restrictions contained therein regarding, among other things, transactions between the Fund and its affiliates (“Affiliated Transactions”). In that regard, the Board of Directors of the Fund had adopted a set of Procedures for Affiliated Transactions (“Procedures”) in an effort to address potential conflicts of interest that could arise prior to registration under the 1940 Act. The registrant was billed by PwC for services related to these Procedures performed on a quarterly basis. For the fiscal year ended June 30, 2020 and the period from July 1, 2020 through May 10, 2021 the fees were $10,324 and $10,428, respectively. In addition, the registrant was billed by PwC for professional services provided in connection with the Fund’s 1940 Act registration and auditor’s consent as of June 30, 2021 which totaled $15,914. The registrant was not billed for any other products or services provided by PwC for the fiscal year ended June 30, 2020 and the period July 1, 2020 through May 10, 2021 other than the services reported in paragraphs (a) through (c) above.

During the fiscal year ended June 30, 2020 and the period July 1, 2020 through May 10, 2021, no fees for other products or services that relate directly to the operations and financial reporting of the registrant, other than the services reported in paragraphs (a) through (d) above, were billed by PwC to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant.

The registrant was not billed for any other products or services provided by E&Y for the fiscal year ended June 30, 2021 other than the services reported in paragraphs (a) through (c) above.

During the fiscal year ended June 30, 2021, no fees for other products or services that relate directly to the operations and financial reporting of the registrant, other than the services reported in paragraphs (a) through (c) above, were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant.

(e)(1)  The Fund’s Audit Committee Charter requires that the Audit Committee pre-approve all audit and non-audit services to be provided to the Fund by the Fund’s independent registered public accounting firm; provided, however, that the pre-approval requirement with respect to non-auditing services to the Fund may be waived consistent with the exceptions provided for in the Securities Exchange Act of 1934, as amended.

All the audit and tax services described above for which PwC billed the Fund fees for the fiscal year ended June 30, 2020 and the period July 1, 2020 through

May 10, 2021 were pre-approved by the Audit Committee. For the fiscal year ended June 30, 2020 and the period July 1, 2020 through May 10, 2021, the Fund’s Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Fund by PwC.

All the audit and tax services described above for which E&Y billed the Fund fees for the fiscal year ended June 30, 2021 were pre-approved by the Audit Committee. For the fiscal year ended June 30, 2021, the Fund’s Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Fund by E&Y.

(2)     Not applicable.

(f)     Not applicable.

(g)     There were no fees billed by PwC for non-audit services rendered to the registrant, its investment adviser, and adviser affiliates that provide ongoing services to the registrant for fiscal year ended June 30, 2020 and the period from July 1, 2020 through May 10, 2021.

There were no fees billed by E&Y for non-audit services rendered to the registrant, its investment adviser, and adviser affiliates that provide ongoing services to the registrant for the fiscal year ended June 30, 2021.

(h)     The Audit Committee of the registrant’s Board of Directors considered the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services are compatible with maintaining the principal accountant’s independence.

(i)     Not applicable.

(j)     Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)     Not applicable.

(b)     Not applicable.

Item 6. Investments.

(a)     Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors during the period covered by this Form N-CSR filing.

Item 11. Controls and Procedures.

(a)     The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act).

(b)     There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1)	Code of Ethics is filed herewith.

(a) (2)	The certifications required by Rule 30a-2(a) under the 1940 Act is filed herewith.

(a) (3)	Not applicable.

(a)(4)	(i)	Change in registrant’s independent registered public accounting firm
	(ii)	Letter from PricewaterhouseCoopers LLP

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date:	September 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date:	September 9, 2021

By:	/s/ Leslie Highley, Jr.
Leslie Highley, Jr.
Senior Vice President and Treasurer

Date:	September 9, 2021